Selling General and Administrative (Tables)	12 Months Ended
Dec. 31, 2017
Selling, General and Administrative [abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
	2017	2016
Selling, general and administrative	$19,320	$15,616
Workers' participation	1,750	1,363
	21,070	16,979
Share-based payments	3,841	14,138
	$24,911	$31,117